******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22870
Reporting Period: 07/01/2014 - 06/30/2015
Stone Ridge Trust II


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-22870


Stone Ridge Trust II
(Exact name of registrant as specified in charter)


510 Madison Avenue, 21st Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)


Stone Ridge Asset Management LLC
510 Madison Avenue, 21st Floor
New York, NY 10022
(Name and address of agent for service)


Registrant's telephone number, including area code: 855-609-3680


Date of fiscal year end: 10/31

Date of reporting period: July 1, 2014 - June 30, 2015



Item 1. Proxy Voting Record.


============== Stone Ridge Reinsurance Risk Premium Interval Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT


SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust II


By (Signature and Title)* /s/ Ross Stevens
                          Ross Stevens
                          President


Date  August 18, 2015

* Print the name and title of each signing officer under his or her signature.